Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,944,435.13
Previously Paid Amount	0.00
Total Fee Amount	2,201.93
Total Offset Amount	0.00
Net Fee	$ 2,201.93
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A